Investments in Affiliates - Investment Fund Consolidation (Details) (USD $)					1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Five Oaks Investment Corp [Member]	Dec. 31, 2013 Five Oaks Investment Corp [Member]	Dec. 31, 2012 Five Oaks Investment Corp [Member]	May 31, 2012 Five Oaks Investment Corp [Member]	Dec. 31, 2012 Five Oaks Investment Corp [Member] Residential Mortgage Backed Securities Member	Mar. 31, 2013 Five Oaks Investment Corp [Member] IPO [Member]	Mar. 31, 2013 Five Oaks Investment Corp [Member] Private Placement [Member]	Mar. 31, 2013 Five Oaks Investment Corp [Member] Received in Distribution [Member]
Investment Fund Consolidation [Line Items]
Investment amount								$ 25,000,000
Percentage ownership								94.00%
Fixed maturities, at fair value	27,500,136,000	27,846,920,000							81,000,000
Amortized cost of fixed maturities	27,111,874,000	26,544,806,000							77,300,000
Asset derivative fair value	26,145,000	23,515,000					8,400,000
Cash and cash equivalents	1,800,832,000	2,618,378,000	3,825,125,000	3,022,868,000			6,000,000
Other liabilities	950,845,000	868,036,000					63,400,000
Non-controlling interest in equity of consolidated subsidiaries	1,351,665,000	1,346,325,000					1,800,000
Securities pledged as collateral							66,300,000
Sale of Stock, Number of Shares Issued in Transaction										4,000,000	1,670,000	8,175
Sale of Stock, Consideration Received Per Transaction										61,000,000	25,000,000
Sale of Stock, Percentage of Ownership after Transaction					43.80%
Deconsolidation, Gain (Loss), Amount					1,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						15.75
Cost of operating affiliate interests acquired						$ 49,200,000